SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2025
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	10 years